UNITED STATES
                SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C.  20549

                            FORM 13F

                       FROM 13F COVER PAGE

Report for the calendar year or Quarter Ended: 9/30/2004

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:    Badgley, Phelps and Bell, Inc.
Address: 1420 5th Avenue
         Suite 3200
         Seattle, WA  98101

13F File Number: 28-99999

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of the Reporting Manager:

Name:      Steven C. Phelps
Title:     President
Phone:     206-623-6172
Signature, Place, and Date of Signing:

    Steven C. Phelps   Seattle, WA   October 26, 2004


Report Type (Check only one.):
[X]         13F HOLDINGS.

[ ]         13F NOTICE.

[ ]         13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager: 0

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT
OF 1934

                           FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   83

Form 13F Information Table Value Total:   620545

                                                      Badgley, Phelps and Bell
                                                              FORM 13F
                                                         September 30, 2004

                                                                                                              Voting Authority
                                                                                                         --------------------------
                                                           Value   Shares/  Sh/ Put/ Invstmt    Other
        Name of Issuer          Title of class    CUSIP   (x$1000) Prn Amt  Prn Call Dscretn   Managers     Sole    Shared   None
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------

Dodge & Cox Stock Fund                          256219106      251     2110 SH       Sole                                       2110
Fidelity Cash Reserves Fund                     316067107       32    31881 SH       Sole                                      31881
Vanguard US Value Fund Inv                      922020201      253    19701 SH       Sole                                      19701
3M Co.                         COM              88579Y101    18369   229704 SH       Sole                    31032            198672
AFLAC, Inc.                    COM              001055102    17508   446517 SH       Sole                    63255            383262
Abbott Laboratories            COM              002824100     1209    28550 SH       Sole                                      28550
Affiliated Computer Services,  COM              008190100    12661   227421 SH       Sole                    34074            193347
American International Group   COM              026874107    21579   317388 SH       Sole                    41025            276363
Amgen Inc.                     COM              031162100    11206   197257 SH       Sole                    26562            170695
Arthur J. Gallagher & Co.      COM              363576109     8400   253540 SH       Sole                    57975            195565
Automatic Data Processing      COM              053015103     1625    39318 SH       Sole                                      39318
BP PLC - Spons ADR             COM              055622104     1500    26082 SH       Sole                      325             25757
Bank of America                COM              060505104      960    22166 SH       Sole                                      22166
Bed Bath & Beyond Inc.         COM              075896100     6858   184800 SH       Sole                    40325            144475
Bemis Co.                      COM              081437105      604    22725 SH       Sole                                      22725
Berkshire Hathaway A           COM              084670108      347        4 SH       Sole                                          4
CVS Corp.                      COM              126650100     1317    31260 SH       Sole                                      31260
Cardinal Health, Inc.          COM              14149Y108     2023    46209 SH       Sole                                      46209
ChevronTexaco Corp.            COM              166764100     2595    48382 SH       Sole                                      48382
Cintas Corp.                   COM              172908105     2632    62608 SH       Sole                      376             62232
Cisco Systems                  COM              17275R102    13862   765881 SH       Sole                    92651            673230
Citigroup                      COM              172967101    14723   333714 SH       Sole                    51509            282205
Coca-Cola Co.                  COM              191216100      595    14844 SH       Sole                                      14844
Colgate-Palmolive              COM              194162103     2833    62701 SH       Sole                      575             62126
Costco Wholesale Corp.         COM              22160K105    17257   415728 SH       Sole                    49640            366088
Cypress Semiconductor          COM              232806109      121    13656 SH       Sole                                      13656
Dell, Inc.                     COM              24702R101    16501   463522 SH       Sole                    65260            398262
EMC Corporation                COM              268648102      156    13547 SH       Sole                                      13547
Ecolab, Inc.                   COM              278865100    21875   695768 SH       Sole                    97267            598501
Electronic Arts                COM              285512109    12859   279599 SH       Sole                    42854            236745
Emerson Electric               COM              291011104     1741    28126 SH       Sole                                      28126
Estee Lauder Co.               COM              518439104     7258   173646 SH       Sole                    36494            137152
Expeditors Int'l of Washington COM              302130109    13478   260705 SH       Sole                    37425            223280
Exxon Mobil Corp.              COM              30231G102     3886    80401 SH       Sole                      375             80026
Fannie Mae                     COM              313586109     6110    96369 SH       Sole                      375             95994
FedEx Corp.                    COM              31428X106    12715   148380 SH       Sole                    32925            115455
Fifth Third Bancorp            COM              316773100     2362    47987 SH       Sole                      375             47612
Freddie Mac                    COM              313400301      297     4550 SH       Sole                                       4550
General Electric               COM              369604103    21563   642129 SH       Sole                    68881            573248
Harley-Davidson                COM              412822108    12023   202279 SH       Sole                    28811            173468
Home Depot                     COM              437076102     3547    90489 SH       Sole                                      90489
Intel Corp.                    COM              458140100     8711   434232 SH       Sole                    57475            376757
International Business Machine COM              459200101      297     3460 SH       Sole                                       3460
JPMorgan Chase & Co.           COM              46625H100      215     5405 SH       Sole                                       5405
Johnson & Johnson              COM              478160104     9191   163163 SH       Sole                      575            162588
Johnson Controls               COM              478366107     9178   161550 SH       Sole                    25850            135700
Kimberly-Clark                 COM              494368103     1614    24982 SH       Sole                                      24982
MBNA Corp.                     COM              55262L100    19253   764026 SH       Sole                    98383            665643
Medtronic, Inc.                COM              585055106    19086   367745 SH       Sole                    40410            327335
Merck & Co.                    COM              589331107      321     9723 SH       Sole                                       9723
Michaels Stores, Inc.          COM              594087108    14850   250797 SH       Sole                    35152            215645
Microsoft Corp.                COM              594918104    17504   633038 SH       Sole                    54830            578208
Mohawk Industries, Inc.        COM              608190104    11133   140230 SH       Sole                    21225            119005
National City Corp.            COM              635405103      232     6000 SH       Sole                                       6000
Omnicom Group                  COM              681919106    15541   212719 SH       Sole                    31246            181473
PACCAR, Inc.                   COM              693718108      840    12149 SH       Sole                                      12149
Paychex, Inc.                  COM              704326107     3239   107417 SH       Sole                      601            106816
PepsiCo, Inc.                  COM              713448108    18077   371578 SH       Sole                    43300            328278
Pfizer, Inc.                   COM              717081103    14551   475508 SH       Sole                    56525            418983
Praxair Inc.                   COM              74005P104    15091   353090 SH       Sole                    56460            296630
Procter & Gamble               COM              742718109     2210    40832 SH       Sole                                      40832
QUALCOMM, Inc.                 COM              747525103     3565    91329 SH       Sole                      600             90729
Royal Dutch Petroleum          COM              780257804      729    14125 SH       Sole                                      14125
SAFECO Corp.                   COM              786429100      583    12779 SH       Sole                                      12779
SEI Investments Company        COM              784117103     1346    39950 SH       Sole                                      39950
Southern Co.                   COM              842587107      225     7500 SH       Sole                                       7500
Starbucks Corp.                COM              855244109    27556   606157 SH       Sole                    71053            535104
State Street Corp.             COM              857477103    15201   355909 SH       Sole                    44346            311563
Stryker Corp.                  COM              863667101     9350   194470 SH       Sole                    33100            161370
Symantec Corp.                 COM              871503108    14212   258965 SH       Sole                    39345            219620
Sysco Corp.                    COM              871829107    17289   577852 SH       Sole                    65236            512616
Teva Pharmaceutical Industries COM              881624209     6865   264530 SH       Sole                    47730            216800
Texas Instruments              COM              882508104      753    35379 SH       Sole                                      35379
U.S. Bancorp                   COM              902973304      826    28591 SH       Sole                                      28591
United Parcel Service, Inc.    COM              911312106     6308    83084 SH       Sole                      375             82709
Varian Medical Systems, Inc.   COM              92220P105      757    21900 SH       Sole                                      21900
Wal-Mart Stores                COM              931142103     8080   151873 SH       Sole                    25380            126493
Walgreen Co.                   COM              931422109    10024   279765 SH       Sole                    50186            229579
Washington Federal             COM              938824109     2051    81543 SH       Sole                                      81543
Wells Fargo                    COM              949746101     1704    28582 SH       Sole                                      28582
Wrigley Wm Jr                  COM              982526105      548     8650 SH       Sole                                       8650
Wyeth                          COM              983024100      364     9720 SH       Sole                                       9720
eBay, Inc.                     COM              278642103    13389   145630 SH       Sole                    22215            123415
REPORT SUMMARY                 83 DATA RECORDS              620545            0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED